RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of restatement of quarterly condensedstatement of changes in shareholders' equity (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)
	3 Months Ended				6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Beginning balance	$ 5,000,009		$ 5,000,009	$ 5,000,003	$ 5,000,003	$ 0	$ 5,000,003	$ 5,000,003
Class A ordinary shares subject to possible redemption	30,918,749			(8,943,380)		(244,195,965)		7,580,621
Net Income (Loss) Attributable to Parent	(30,918,750)			8,943,386		(4,779,782)		(7,580,615)
Ending balance	5,000,008			5,000,009		5,000,003		5,000,009
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Beginning balance		$ 5,000,007	5,000,009	5,000,003	5,000,003		5,000,003	5,000,003
Class A ordinary shares subject to possible redemption		2,487,784	(1,583,738)	(8,943,380)	(10,527,118)		(8,039,334)
Net Income (Loss) Attributable to Parent		(2,487,788)	1,583,736	8,943,386	10,527,122		8,039,334
Ending balance		5,000,003	5,000,007	5,000,009	5,000,007	5,000,003	5,000,003
Additional Paid-in Capital
Condensed Statement of Income Captions [Line Items]
Beginning balance	18,107,557			9,778,630	9,778,630	0	9,778,630	9,778,630
Class A ordinary shares subject to possible redemption						(244,193,526)		8,328,927
Ending balance						9,778,630		18,107,557
Additional Paid-in Capital | Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Beginning balance			835,323	9,778,630	9,778,630		9,778,630	9,778,630
Class A ordinary shares subject to possible redemption		2,487,758	(835,323)	(8,943,307)	(9,778,630)		(7,290,872)
Ending balance		2,487,758		835,323		9,778,630	2,487,758
Accumulated Deficit
Condensed Statement of Income Captions [Line Items]
Beginning balance	$ (13,108,795)			(4,779,782)	(4,779,782)	0	(4,779,782)	(4,779,782)
Class A ordinary shares subject to possible redemption						0		(748,398)
Ending balance						(4,779,782)		(13,108,795)
Accumulated Deficit | Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Beginning balance		4,998,942	4,163,604	(4,779,782)	(4,779,782)		(4,779,782)	$ (4,779,782)
Class A ordinary shares subject to possible redemption			(748,398)		(748,398)		(748,398)
Net Income (Loss) Attributable to Parent		(2,487,788)	1,583,736	8,943,386	10,527,122		8,039,334
Ending balance		$ 2,511,154	$ 4,998,942	$ 4,163,604	$ 4,998,942	$ (4,779,782)	$ 2,511,154
Class A Ordinary Shares
Condensed Statement of Income Captions [Line Items]
Balance (in Shares)	5,279,045		3,620,083	4,358,467	4,358,467	0	4,358,467	4,358,467
Beginning balance	$ 528		$ 363	$ 436	$ 436	$ 0	$ 436	$ 436
Ordinary shares subject to possible redemption	20,403,682							23,470,955
Class A ordinary shares subject to possible redemption	$ 307			$ (73)		$ (2,439)		$ 92
Balance (in Shares)	8,346,318			3,620,083		4,358,467		5,279,045
Ending balance	$ 835			$ 363		$ 436		$ 528
Class A Ordinary Shares | Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Balance (in Shares)		3,466,144	3,620,083	4,358,467	4,358,467		4,358,467	4,358,467
Beginning balance		$ 346	$ 363	$ 436	$ 436		$ 436	$ 436
Ordinary shares subject to possible redemption		259,816	(153,939)	(738,384)	(892,323)		(632,507)
Class A ordinary shares subject to possible redemption		$ 26	$ (17)	$ (73)	$ (90)		$ (64)
Balance (in Shares)		3,725,960	3,466,144	3,620,083	3,466,144	4,358,467	3,725,960
Ending balance		$ 372	$ 346	$ 363	$ 346	$ 436	$ 372
Class B Ordinary Shares
Condensed Statement of Income Captions [Line Items]
Balance (in Shares)	7,187,500		7,187,500	7,187,500	7,187,500	0	7,187,500	7,187,500
Beginning balance	$ 719		$ 719	$ 719	$ 719	$ 0	$ 719	$ 719
Class A ordinary shares subject to possible redemption						$ 0
Balance (in Shares)	7,187,500			7,187,500		7,187,500		7,187,500
Ending balance	$ 719			$ 719		$ 719		$ 719
Class B Ordinary Shares | Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Balance (in Shares)		7,187,500	7,187,500	7,187,500	7,187,500		7,187,500	7,187,500
Beginning balance		$ 719	$ 719	$ 719	$ 719		$ 719	$ 719
Balance (in Shares)		7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Ending balance		$ 719	$ 719	$ 719	$ 719	$ 719	$ 719